Share capital	6 Months Ended
Jun. 30, 2021
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital

Note 13	Share capital
Conversion and dividend rate reset of First Preferred Shares
On May 1, 2021, 105,430 of BCE's 4,984,851 fixed-rate Cumulative Redeemable First Preferred Shares, Series AG (Series AG Preferred Shares) were converted, on a one-for-one basis, into floating-rate Cumulative Redeemable First Preferred Shares, Series AH (Series AH Preferred Shares). In addition, on the same date, 4,100,109 of BCE's 9,012,249 Series AH Preferred Shares were converted, on a one-for-one basis, into Series AG Preferred Shares.

The annual fixed dividend rate on BCE's Series AG Preferred Shares was reset for the next five years, effective May 1, 2021, at 3.37%. The Series AH Preferred Shares will continue to pay a monthly floating cash dividend.

On March 31, 2021, 42,423 of BCE's 9,542,615 fixed-rate Cumulative Redeemable First Preferred Shares, Series AM (Series AM Preferred Shares) were converted, on a one-for-one basis, into floating-rate Cumulative Redeemable First Preferred Shares, Series AN (Series AN Preferred Shares). In addition, on the same date, 939,786 of BCE's 1,952,085 Series AN Preferred Shares were converted, on a one-for-one basis, into Series AM Preferred Shares.

The annual fixed dividend rate on BCE's Series AM Preferred Shares was reset for the next five years, effective March 31, 2021, at 2.939%. The Series AN Preferred Shares continue to pay a quarterly floating cash dividend.

Subsequent to quarter end, on August 1, 2021, 12,985 of BCE's 5,949,884 fixed-rate Cumulative Redeemable First Preferred Shares, Series AI (Series AI Preferred Shares) were converted, on a one-for-one basis, into floating-rate Cumulative Redeemable First Preferred Shares, Series AJ (Series AJ Preferred Shares). In addition, on the same date, 3,598,141 of BCE's 8,050,116 Series AJ Preferred Shares were converted, on a one-for-one basis, into Series AI Preferred Shares.

The annual fixed dividend rate on BCE's Series AI Preferred Shares was reset for the next five years, effective August 1, 2021, at 3.39%. The Series AJ Preferred Shares will continue to pay a monthly floating cash dividend.
Dividends will be paid as and when declared by the board of directors of BCE.